Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, gross	¥ 1,149,968	¥ 987,913
Less: allowance for current expected credit losses	(4,216)	(5,434)	¥ (2,230)
Accounts receivable, net	¥ 1,145,752	¥ 982,479